Inventories (Tables)	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2016	Sep. 30, 2016	Dec. 31, 2015
Schedule of Inventories	Inventories consisted of the following as of:
	September 30, 2016	December 31, 2015
Raw materials	$357,179	$46,928
Work-in-process	25,316	5,798
Finished goods	4,161,946	143,494
	$4,544,441	$196,220

Inventories consisted of the following as of:

	December 31, 2015	December 31, 2014
	Successor	Predecessor

Raw materials	$46,928	$83,892
Work-in-process	5,798	-
Finished goods	143,494	202,178
	$196,220	$286,070

Xing Group [Member]
Schedule of Inventories

As of June 30, 2016 and December 31, 2015, inventory consisted of the following:

	June 30, 2016	December 31, 2015

Finished goods	$4,363,767	$3,284,056
Raw materials	483,650	866,387
	$4,847,417	$4,150,443
As of December 31, 2015 and 2014, inventory consisted of the following:
	2015	2014

Finished goods	$3,284,056	$3,265,481
Raw materials	866,387	1,073,470
	$4,150,443	$4, 338, 951